Failed sale leaseback arrangements - Sale leaseback arrangements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Leases [Abstract]
Interest on financial obligations	$ 26,450	$ 23,726
Depreciation on financed property, plant and equipment	12,953	17,143
Total costs associated with failed sale leaseback arrangements	$ 39,403	$ 40,869